Equity (Tables)	6 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of contributed equity
	31 December 2020 Shares	30 June 2020 Shares	31 December 2020 A$	30 June 2020 A$

Ordinary shares - fully paid	2,030,949,978	1,037,358,032	194,893,304	160,703,754

Schedule of movements in ordinary share
Details	Number of shares	A$
Opening balance 1 July 2020	1,037,358,032	160,703,754
Shares issued during the year	993,591,946	36,562,055
Transaction costs	-	(2,372,505)
Balance 31 December 2020	2,030,949,978	194,893,304

Schedule of details of shares issued during the current period
			Issue price (1)	Amount
2020	Details	Number	A$	A$

2-Jul-2020	Issue of shares under ATM facility	47,646,000	0.033	1,562,055
23-Oct-2020	Issue of shares under private placement	271,251,007	0.037	10,036,287
24-Nov-2020	Issue of shares under private placement	674,694,939	0.037	24,963,713
		993,591,946		36,562,055

Schedule of movements in accumulated losses
	31 December 2020 A$	31 December 2019 A$

Balance at the beginning of the period	154,419,061	141,236,838
Net loss for the year	8,561,862	5,640,258
Impact of initial adoption of AASB 16	-	6,261
Balance at the end of the period	162,980,923	146,883,357

Schedule of options

	31 December 2020 Options	30 June 2020 Options	31 December 2020 A$	30 June 2020 A$

Options over fully paid ordinary shares	70,550,000	21,550,000	2,443,841	866,121

The table below presents the movements in options during the half-year ended 31 December 2020.

2020	Details	Number	Amount A$

18-Sep-2020	Unlisted options issued to directors (ATHAAB)	49,000,000	1,577,720
		49,000,000	1,577,720

Date Issued	Quantity	Grant Date	Expiry Date	Exercise price ($)	Fair value at grant date per option ($)*
	.
18-Sep-2020	49,000,000	18-Sep-2020	17-Sep-2025	0.09	0.0322
	49,000,000

*	Rounded to the nearest four decimal points.

Schedule of options free-attaching options

	31 December 2020 Options	30 June 2020 Options	31 December 2020 A$	30 June 2020 A$

Free-attaching options	674,694,939	-	-	-

The table below presents the movements in free-attaching options during the half-year ended 31 December 2020.

2020	Details	Number	Amount A$

24-Nov-2020	Unlisted free-attaching options issued to Tranche 2 investors	674,694,939	-
		674,694,939	-

Date Issued	Quantity	Grant Date	Expiry Date	Exercise price ($)	Fair value at grant date per option ($)
	.
24-Nov-2020	674,694,939	24-Nov-2020	23-Nov-2023	0.07	-
	674,694,939